SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deferred tax asset, beginning	$ 4,050,000	$ 3,439,000
Increase in valuation reserve	150,000	611,000
Deferred tax asset, ending	4,200,000	4,050,000
Valuation allowance	(4,200,000)	(4,050,000)
Net deferred tax assets